Pay vs Performance Disclosure - USD ($)		12 Months Ended
	May 30, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)(7)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2024	$4,630,170	$6,792,542,595	$6,271,705	$217,048,600	$796.11	$232.90	$462,190
2023	$3,498,197	$1,099,624,082	$1,753,562	$65,371,598	$180.74	$170.48	$209,825
2022	$5,492,603	$(1,709,637,930)	$541,996	$(112,628,126)	$67.58	$108.01	$(373,705)
2021	$4,483,614	$(894,125,580)	$891,523	$(56,560,525)	$191.68	$150.42	$(520,379)
2020	$1,098,513,297	$3,868,940,075	$86,938,498	$316,157,985	$247.89	$111.81	$(1,166,391)

Named Executive Officers, Footnote		The dollar amounts in this column are the amounts of total compensation reported for Mr. Karp (our Principal Executive Officer, who we refer to in this disclosure as our “CEO”) for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts in this column represent the average of the amounts reported for our NEOs as a group (excluding Mr. Karp) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Karp) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Stephen Cohen, Shyam Sankar, David Glazer, Ryan Taylor, (ii) for 2023, Stephen Cohen, Shyam Sankar, David Glazer, Ryan Taylor, (iii) for 2022, Stephen Cohen, Shyam Sankar, David Glazer, Ryan Taylor, (iv) for 2021, Stephen Cohen, Shyam Sankar, David Glazer, Ryan Taylor; and (v) for 2020, Stephen Cohen, Shyam Sankar, David Glazer, Ryan Taylor.
Peer Group Issuers, Footnote		The amounts in this column show changes over our past five fiscal years in the value of a hypothetical $100 (assuming reinvestment of dividends), invested in the S&P 500 Information Technology Index. For 2020, this reflects a change starting with the closing price on the day that Palantir’s common stock was first traded on the NYSE, which was September 30, 2020. Effective November 26, 2024, Palantir’s Class A common stock was listed and began trading on Nasdaq.
PEO Total Compensation Amount		$ 4,630,170	$ 3,498,197	$ 5,492,603	$ 4,483,614	$ 1,098,513,297
PEO Actually Paid Compensation Amount		$ 6,792,542,595	1,099,624,082	(1,709,637,930)	(894,125,580)	3,868,940,075
Adjustment To PEO Compensation, Footnote	The dollar amounts in this column represent the amount of “compensation actually paid” to Mr. Karp. The term “compensation actually paid” or “CAP” does not reflect the amount of compensation actually paid, earned or received by him during the applicable year. Per relevant rules, Mr. Karp’s CAP was calculated by adjusting the Summary Compensation Table Total values for CEO for the applicable year in accordance with the adjustment table below:

Year	Reported Summary Compensation Table Total for CEO	Less: Reported Value of Equity Awards to CEO(a)	Add: Equity Award Adjustments to CEO(b)	Compensation Actually Paid to CEO
2024	$4,630,170	$0	$6,787,912,425	$6,792,542,595
2023	$3,498,197	$0	$1,096,125,885	$1,099,624,082
2022	$5,492,603	$0	$(1,715,130,533)	$(1,709,637,930)
2021	$4,483,614	$0	$(898,609,194)	$(894,125,580)
2020	$1,098,513,297	$1,094,251,743	$3,864,678,521	$3,868,940,075
_______________
(a)The amounts in this column reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” column, as applicable, in the Summary Compensation Table for the applicable year for Mr. Karp. For the Summary Compensation Table pertaining to 2020, please see our proxy statement for our annual meeting of stockholders in 2023.
(b)The amounts deducted or added in calculating the total equity award adjustments in the above table are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year*	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value between End of Prior Year and Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$0	$6,511,245,585	$0	$276,666,840	$0	$0	$6,787,912,425
2023	$0	$998,016,075	$0	$98,109,810	$0	$0	$1,096,125,885
2022	$0	$(1,558,644,915)	$0	$(156,485,618)	$0	$0	$(1,715,130,533)
2021	$0	$(892,150,035)	$22,283	$(6,481,442)	$0	$0	$(898,609,194)
2020	$3,763,533,900	$86,971,813	$0	$14,172,808	$0	$0	$3,864,678,521
_______________
*    In accordance with the relevant rules, the fair values of unvested and outstanding equity awards to our NEOs (including Mr. Karp) were remeasured as of each vesting date and as of the end of each fiscal year during the years displayed in the table above. For options, the fair values as of each measurement date were determined using the Black-Scholes model, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates that are generally consistent with those used to estimate fair value at grant under US GAAP. The expected life of options as of each measurement date is estimated based on consideration of consistency with the original valuation assumptions for the grant, the circumstances of the grant at the measurement date, and other relevant factors under US GAAP. The resulting expected term assumptions ranged between 0.9 - 11.6 years for 2020, 0.5 – 11 years for 2021, 3.0 – 10.5 years for 2022, 0.6 – 9.5 years for 2023, and 1.3 - 4.3 years for 2024. The range of estimates used in the fair value calculations are as follows: (i) for 2024, volatility between 60.6% - 65.6%, and risk-free rate between 3.8% - 4.4%, (ii) for 2023, volatility between 62% - 69%, and risk-free rate between 3.6% - 5.4%; (iii) for 2022, volatility between 71% - 71.39%, and risk-free rate between 1.12% - 4.36%; (iv) for 2021, volatility at 71%, and risk-free rate between 0.04% - 1.58%; and (v) for 2020, volatility at 71%, and risk-free rate between 0.1% - 1.68%. Since Palantir did not pay any dividends during the period from our direct listing through the end of fiscal year 2024, the dividend yield was set to 0% for all measurement dates. The vesting of the Growth Units granted on May 30, 2019 was based on a service requirement of 180 days post-our direct listing. As such, to account for the value of the growth units, the stock price of each measurement date post-our direct listing was used. For the RSUs, the value is based on Palantir’s stock price as of the measurement date, adjusted to account for the transfer restrictions, if any, that apply to the RSUs.

Non-PEO NEO Average Total Compensation Amount		$ 6,271,705	1,753,562	541,996	891,523	86,938,498
Non-PEO NEO Average Compensation Actually Paid Amount		$ 217,048,600	65,371,598	(112,628,126)	(56,560,525)	316,157,985
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts in this column represent the average CAP amount to the NEOs as a group (excluding Mr. Karp) determined under the same methodology described in (2) above. Per relevant rules, Average CAPs to Non-CEO NEOs were calculated by adjusting the Summary Compensation Table Total values for the applicable year in accordance with the adjustment table below:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Less: Average Reported Value of Equity Awards for Non-CEO NEOs(a)	Add: Average Equity Award Adjustments for Non-CEO NEOs(b)	Average Compensation Actually Paid to Non-CEO NEOs
2024	$6,271,705	$5,683,682	$216,460,577	$217,048,600
2023	$1,753,562	$1,271,436	$64,889,472	$65,371,598
2022	$541,996	$0	$(113,170,122)	$(112,628,126)
2021	$891,523	$0	$(57,452,048)	$(56,560,525)
2020	$86,938,498	$84,309,562	$313,529,049	$316,157,985
_______________
(a)The amounts in this column reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” column, as applicable, in the Summary Compensation Table for the applicable year for our NEOs as a group (excluding Mr. Karp). For the Summary Compensation Table pertaining to 2020, please see our proxy statement for our annual meeting of stockholders in 2023.
(b)The amounts deducted or added in calculating the total equity award adjustments in the above table are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value between End of Prior Year and Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year*	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$0	$175,750,470	$6,666,587	$34,043,520	$0	$0	$216,460,577
2023	$0	$45,187,013	$1,378,790	$18,323,670	$0	$0	$64,889,472
2022	$0	$(87,619,807)	$0	$(25,550,314)	$0	$0	$(113,170,122)
2021	$0	$(57,633,177)	$21,282	$159,848	$0	$0	$(57,452,048)
2020	$281,243,796	$17,362,574	$6,028,288	$8,894,391	$0	$0	$313,529,049
_______________
		* In June 2020, in connection with a broad-based repricing, certain underwater stock options of our Non-CEO NEOs were exchanged for new stock options with an exercise price equal to $4.72 per share and a new maximum term (“Option Exchange”), with all other terms remaining the same. For purposes of calculating the equity award adjustments shown in the table above, the incremental change in fair value recognized related to the Option Exchange is reflected in this column.
Compensation Actually Paid vs. Total Shareholder Return		CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income		CAP and Net Income (Loss)
Total Shareholder Return Vs Peer Group		CAP and Cumulative TSR
Tabular List, Table

Tabular List
Stock price

Total Shareholder Return Amount		$ 796.11	180.74	67.58	191.68	247.89
Peer Group Total Shareholder Return Amount		232.90	170.48	108.01	150.42	111.81
Net Income (Loss)		$ 462,190,000	209,825,000	(373,705,000)	(520,379,000)	(1,166,391,000)
PEO Name		Mr. Karp
Additional 402(v) Disclosure		The amounts in this column show changes over our past five fiscal years in the value of a hypothetical $100 (assuming reinvestment of dividends, but noting that for the period in question no dividends were paid) invested in Palantir’s publicly traded shares of common stock. For 2020, this reflects a change starting with the closing price on the day that Palantir’s common stock was first traded on the New York Stock Exchange (“NYSE”), which was September 30, 2020. Effective November 26, 2024, Palantir’s Class A common stock was listed and began trading on Nasdaq.The dollar amounts reported in this column represent the amount of net income (loss) reflected in Palantir’s audited financial statements for the applicable year.
Growth Units, Vesting, Service Requirement	180 days
Measure:: 1
Pay vs Performance Disclosure
Name		Stock price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	0	0	0	(1,094,251,743)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,787,912,425	1,096,125,885	(1,715,130,533)	(898,609,194)	3,864,678,521
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 0	$ 3,763,533,900
Equity Awards, Expected Term, Minimum		1 year 3 months 18 days	7 months 6 days	3 years	6 months	10 months 24 days
Equity Awards, Expected Term, Maximum		4 years 3 months 18 days	9 years 6 months	10 years 6 months	11 years	11 years 7 months 6 days
Equity Awards, Volatility Rate, Minimum		60.60%	62.00%	71.00%
Equity Awards, Volatility Rate, Maximum		65.60%	69.00%	71.39%
Equity Awards, Risk-Free Rate, Minimum		3.80%	3.60%	1.12%	0.04%	0.10%
Equity Awards, Risk-Free Rate, Maximum		4.40%	5.40%	4.36%	1.58%	1.68%
Equity Awards, Volatility Rate					71.00%	71.00%
Equity Awards, Dividend Yield		0.00%	0.00%	0.00%	0.00%	0.00%
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 6,511,245,585	$ 998,016,075	$ (1,558,644,915)	$ (892,150,035)	$ 86,971,813
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	22,283	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		276,666,840	98,109,810	(156,485,618)	(6,481,442)	14,172,808
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,683,682)	(1,271,436)	0	0	(84,309,562)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		216,460,577	64,889,472	(113,170,122)	(57,452,048)	313,529,049
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	281,243,796
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		175,750,470	45,187,013	(87,619,807)	(57,633,177)	17,362,574
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,666,587	1,378,790	0	21,282	6,028,288
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		34,043,520	18,323,670	(25,550,314)	159,848	8,894,391
Equity Awards, Price Per Share							$ 4.72
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 0	$ 0